Property, plant and equipment (Details 2) - Accumulated depreciation, amortisation and impairment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	$ (384)	$ (447)	$ (205)
Reversal of impairment charge	103	7	3
Innovative Medicines
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	(315)	(326)	(102)
Reversal of impairment charge	44	2	2
Sandoz
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	(68)	(121)	(102)
Reversal of impairment charge	59	$ 5	1
Corporate
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charge	$ (1)		$ (1)